Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Rollforward Of The Allowance For Loan Losses By Portfolio Segment
The following table provides a rollforward of the allowance for loan losses by portfolio segment for December 31, 2017, 2016 and 2015:

(Dollars in thousands)	C&I	Commercial Real Estate	Consumer Real Estate	Permanent Mortgage	Credit Card and Other	Total
Balance as of January 1, 2017	$89,398	$33,852	$50,357	$16,289	$12,172	$202,068
Charge-offs	(17,657)	(195)	(13,156)	(2,179)	(13,207)	(46,394)
Recoveries	4,568	966	22,723	2,509	3,115	33,881
Provision/(provision credit) for loan losses	21,902	(6,196)	(22,553)	(1,054)	7,901	—
Balance as of December 31, 2017	98,211	28,427	37,371	15,565	9,981	189,555
Allowance - individually evaluated for impairment	6,044	132	23,175	12,105	311	41,767
Allowance - collectively evaluated for impairment	89,358	28,291	13,841	3,460	9,670	144,620
Allowance - purchased credit-impaired loans	2,809	4	355	—	—	3,168
Loans, net of unearned as of December 31, 2017:
Individually evaluated for impairment	43,024	2,407	128,895	84,794	593	259,713
Collectively evaluated for impairment	15,909,110	4,181,908	6,200,330	314,513	613,806	27,219,667
Purchased credit-impaired loans	105,139	30,380	38,530	—	5,500	179,549
Total loans, net of unearned income	$16,057,273	$4,214,695	$6,367,755	$399,307	$619,899	$27,658,929
Balance as of January 1, 2016	$73,637	$25,159	$80,614	$18,947	$11,885	$210,242
Charge-offs	(18,460)	(1,371)	(21,993)	(1,591)	(14,224)	(57,639)
Recoveries	6,795	1,927	23,719	2,403	3,621	38,465
Provision/(provision credit) for loan losses	27,426	8,137	(31,983)	(3,470)	10,890	11,000
Balance as of December 31, 2016	89,398	33,852	50,357	16,289	12,172	202,068
Allowance - individually evaluated for impairment	4,219	194	28,802	12,470	133	45,818
Allowance - collectively evaluated for impairment	85,015	33,503	21,151	3,819	12,039	155,527
Allowance - purchased credit-impaired loans	164	155	404	—	—	723
Loans, net of unearned as of December 31, 2016:
Individually evaluated for impairment	47,962	3,124	153,460	93,926	306	298,778
Collectively evaluated for impairment	12,059,593	2,127,481	4,368,716	329,199	358,675	19,243,664
Purchased credit-impaired loans	40,532	4,918	1,576	—	52	47,078
Total loans, net of unearned income	$12,148,087	$2,135,523	$4,523,752	$423,125	$359,033	$19,589,520
Balance as of January 1, 2015	$67,011	$18,574	$113,011	$19,122	$14,730	$232,448
Charge-offs	(22,406)	(3,550)	(30,068)	(3,141)	(16,691)	(75,856)
Recoveries	13,339	1,876	23,895	1,687	3,853	44,650
Provision/(provision credit) for loan losses	15,693	8,259	(26,224)	1,279	9,993	9,000
Balance as of December 31, 2015	73,637	25,159	80,614	18,947	11,885	210,242
Allowance - individually evaluated for impairment	3,643	481	31,278	15,463	167	51,032
Allowance - collectively evaluated for impairment	69,980	23,519	48,828	3,484	11,717	157,528
Allowance - purchased credit-impaired loans	14	1,159	508	—	1	1,682
Loans, net of unearned as of December 31, 2015:
Individually evaluated for impairment	30,472	9,055	165,684	102,461	377	308,049
Collectively evaluated for impairment	10,389,841	1,644,792	4,596,654	351,662	354,106	17,337,055
Purchased credit-impaired loans	16,077	21,088	4,180	—	53	41,398
Total loans, net of unearned income	$10,436,390	$1,674,935	$4,766,518	$454,123	$354,536	$17,686,502